Intangible assets other than goodwill (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) item
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 127,906,000
Ending balance	164,862,000		€ 127,906,000
Number Of CAR T Product Candidates Acquired | item				2
Upfront Exclusivity Consideration Paid | $		$ 70,000,000
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	175,290,000		176,740,000
Additions	65,391,000		567,000
Sales and disposals	(5,476,000)		(1,878,000)
Translation differences	246,000		(139,000)
Ending balance	235,451,000		175,290,000	€ 176,740,000
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(47,384,000)		(30,387,000)
Amortization.	(28,613,000)		(18,892,000)
Sales and disposals	5,476,000		1,875,000
Translation differences	(68,000)		20,000
Ending balance	(70,589,000)		(47,384,000)	(30,387,000)
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,440,000
Ending balance	4,722,000		8,440,000
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	27,014,000		27,377,000
Additions	666,000		567,000
Sales and disposals	(1,863,000)		(930,000)
Ending balance	25,817,000		27,014,000	27,377,000
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(18,574,000)		(15,210,000)
Amortization.	(4,384,000)		(4,291,000)
Sales and disposals	1,863,000		927,000
Ending balance	(21,095,000)		(18,574,000)	(15,210,000)
Licenses, rights, technology and in process R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,817,000
Ending balance	38,502,000		38,817,000
Licenses, rights, technology and in process R&D | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,171,000		44,258,000
Sales and disposals	(3,613,000)		(948,000)
Translation differences	246,000		(139,000)
Ending balance	39,804,000		43,171,000	44,258,000
Licenses, rights, technology and in process R&D | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,354,000)		(3,896,000)
Amortization.	(493,000)		(1,426,000)
Sales and disposals	3,613,000		948,000
Translation differences	(68,000)		20,000
Ending balance	(1,302,000)		(4,354,000)	(3,896,000)
Exclusive rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,929,000
Ending balance	114,456,000		71,929,000
Exclusive rights | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	89,720,000		89,720,000
Additions	64,725,000
Ending balance	154,445,000		89,720,000	89,720,000
Exclusive rights | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(17,791,000)		(6,154,000)
Amortization.	(22,198,000)		(11,637,000)
Ending balance	(39,989,000)		(17,791,000)	(6,154,000)
CAR-T Product Candidates [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	28,200,000
Exclusive Rights With Lonza [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,900,000
Ending balance	60,300,000		71,900,000
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,720,000
Ending balance	7,182,000		8,720,000
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,384,000		15,384,000
Ending balance	15,384,000		15,384,000	15,384,000
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,664,000)		(5,126,000)
Amortization.	(1,538,000)		(1,538,000)
Ending balance	€ (8,202,000)		€ (6,664,000)	€ (5,126,000)